Shareholder Report, Holdings (Details)	May 31, 2024
C000014470 [Member] | AngloGold Ashanti Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014470 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014470 [Member] | Aya Gold And Silver Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000014470 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000014470 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014470 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014470 [Member] | Jaguar Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014470 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014470 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000014470 [Member] | Wesdome Gold Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014470 [Member] | Junior Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000014470 [Member] | Royalty Streaming Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014470 [Member] | Exploration and Development Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014470 [Member] | Primary Silver Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000014470 [Member] | Intermediate Mid Tier Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000014470 [Member] | Major Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000014470 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	77.80%
C000014470 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014470 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000014470 [Member] | VIRGIN ISLANDS, BRITISH
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014470 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014470 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014470 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014470 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101831 [Member] | AngloGold Ashanti Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000101831 [Member] | Endeavour Mining PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101831 [Member] | Aya Gold And Silver Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000101831 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000101831 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101831 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101831 [Member] | Jaguar Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101831 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101831 [Member] | Alamos Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000101831 [Member] | Wesdome Gold Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101831 [Member] | Junior Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000101831 [Member] | Royalty Streaming Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101831 [Member] | Exploration and Development Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101831 [Member] | Primary Silver Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000101831 [Member] | Intermediate Mid Tier Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000101831 [Member] | Major Gold Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000101831 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	77.80%
C000101831 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101831 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000101831 [Member] | VIRGIN ISLANDS, BRITISH
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101831 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101831 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101831 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101831 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)